ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2023 USD ($) Owner	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Subsidiaries, VIEs and VIEs subsidiaries
VIE and subsidiaries, percentage of net revenue	84.90%
Service fees payable | $	$ 532,323	$ 752,200	$ 417,544
Majority shareholder
Subsidiaries, VIEs and VIEs subsidiaries
Deed of undertaking (in percent)	50.00%
Xueersi Education and Xueersi Network
Subsidiaries, VIEs and VIEs subsidiaries
Number of owners	4
Xinxin Xiangrong
Subsidiaries, VIEs and VIEs subsidiaries
Number of owners	3